Condensed Consolidated Balance Sheets (2014 Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 748	$ 2,243	$ 654
Accounts receivable, net	406	306	273
Inventory, net	1,470	1,369	1,199
Prepaid expenses and other current assets	539	658	456
Restricted cash	50	50
Total current assets	3,213	4,626	2,582
Property and equipment, net	847	830	1,134
Intangible assets, net	2,522	2,250	1,634
Deposits and other assets	33	33	20
Total assets	6,615	7,739	5,370
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Accounts payable	798	532	969
Accrued liabilities	960	1,290	730
Deferred revenue	0	3	233
Related party payable	31	21	5
Advances	250	250	250
Fair value of warrant liability		4,925
Total current liabilities	2,039	7,021	2,187
Commitments and contingencies
Stockholders' Deficit
Common stock	214	151	87
Additional paid-in capital	87,537	77,897	69,945
Accumulated deficit	(88,116)	(82,271)	(71,792)
Total stockholders' deficit	(365)	(4,223)	(1,758)
Total liabilities, redeemable preferred stock and stockholders' deficit	6,615	7,739	5,370
Series G Preferred Stock [Member]
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Convertible Redeemable Preferred stock	4,941	4,941	4,941
Series D Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series C Preferred Stock [Member]
Stockholders' Deficit
Preferred stock			$ 2